SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Effective August 18, 2015, the Company completed a merger with its wholly-owned subsidiary, Epic Stores Corp., a Nevada corporation, which was incorporated solely to effect a change in its name. As a result, the Company changed its name from “Be At TV, Inc.” to “Epic Stores Corp.”. This name change was effected to reflect the change in the Company’s business resulting from the closing of the Exchange Agreement. In connection with the name change, the Company’s trading symbol is expected to change from “BETV” to “EPSC”, on a date to be determined upon confirmation from the Financial Industry Regulatory Authority, which is expected to be on or about September 16, 2015.

Also effective August 18, 2015, the Company completed a reverse split of its authorized, issued and outstanding shares of common stock, on the basis of one new share of common stock for each 2.4 authorized, issued and outstanding shares of common stock prior to the completion of the reverse split. In accordance with SAB Topic 4.C, the equity presentation has been retroactively applied to the presentation of these financial statements.

The Company and a noteholder are negotiating the settlement of a $200,000 note payable which was in default as of July 1, 2015. Under the default terms the Company is required to pay a $50,000 breakup fee in addition to any principal and interest. See Note 9 – NOTES PAYABLE for additional details.

On August 11, 2015 the Company executed a secured six month promissory note in the principal amount of $150,000. The loan will be repaid over 126 equal payments of $1,547 over the six month term, payments will equal $195,000 over the six month term. The loan is secured by all assets of the Company.

As of August 14, 2015, the Company had completed all obligations to receive landlord reimbursements of $253,000 from a current landlord for tenant improvements completed during the six months ended June 30, 2015. As of August 17, 2015, the Company had received $235,000 due under this agreement.

On January 1, 2015, the Company renegotiated agreements with Wayne Riggs, Brian Davidson and Bob Riggs.  Under the terms of the renegotiated agreements, each officer is to receive $160,000 annually, a reimbursement for health insurance costs, and the right to participate in the Company's stock option plan, when and if established.

On March 2, 2015, the Company entered into a letter of intent with Be At TV, Inc. ("BE AT"), pursuant to which BE AT agreed to acquire all of the outstanding securities of the Company. In connection with the entry into the letter of intent, on March 18, 2015, the Company entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to the Company. The loan bears interest at the rate of 12% per annum, and has a maturity date of September 18, 2015. As security for the secured convertible note, the Company provided the lender with security over all of the Company's assets pursuant to the terms of a general security agreement made by the Company in favour of the lender. In connection with the closing of the acquisition of the shares of the Company's common stock by BE AT, all amounts outstanding under the note were converted into units of BE AT at a deemed conversion price of $0.3675 per share, with each unit consisting of one share of common stock in the capital of BE AT and one warrant, each of which is exercisable into one share of common stock of BE AT at a price of $0.424 for a period of three years following the conversion date.

On March 3, 2015, the Company appointed Zachary Bradford to serve as the Chief Financial Officer ("CFO") of the Company. In his role, Mr. Bradford will have the responsibilities and authorities normally assigned to the office of CFO and as granted by the Company's board of directors. In connection with this appointment, the Company entered into a consulting agreement with Mr. Bradford, pursuant to which the Company agreed to pay Mr. Bradford a consulting fee of $5,500 per month, plus expenses incurred. The Company also entered into certain agreements with Bluechip Advisors LLC ("Bluechip"), a company in which Mr. Bradford holds a 50 percent interest, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, for the Company's current eight stores, plus an additional fee of $200 per month for each other store opened. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings in connection with the closing of the acquisition of the Company by BE AT, for estimated fees of between $45,000 and $55,000, with $20,000 paid upon execution of the agreement, $10,000 paid on April 10, 2015 and the balance paid on presentation of final invoice by Bluechip.

During the quarter ended March 31, 2015, the Company received $400,000 from one investor to purchase 705,882 shares of the Company's common stock.

On April 16, 2015, the Company issued a secured convertible promissory note in the principal amount of $200,000 to an investor. The note bears a 23% annual interest rate and matures on June 30, 2015. The note was convertible into one Class B Unit of Epic LLC. As a result of the contribution of all of the assets of Epic LLC into Epic Corp., the note is now convertible into 352,941 shares of the Company's common stock, which represents the pro rata value provided to each Class B Unit holder at the time of the contribution. The note is secured by all assets of the Company.

The note carries a break-up provision which states that the parties shall use commercially reasonable efforts to negotiate future financing and convert the then outstanding principal and interest of the note into securities of the Company.  In the event the parties are unable to agree on mutually agreeable terms on or prior to June 30, 2015, the Company shall pay to the lender, in addition to any other amounts due and owing under the note, a break-up fee in an amount equal to $50,000.

During the month ending April 30, 2015, the Company received $400,000 from two investors to purchase 1,031,788 shares of the Company's common stock.

On September 1, 2013, the Company issued a promissory note to a related party in the principal amount of $200,000. The note bore a 16% annual interest rate and was to mature five years from the date of issuance.

On May 20, 2015, the Company and the note holder agreed to settle the principal amount outstanding under the note and the accrued interest thereon in exchange for the issuance of one unit of Atlas.

From time to time the stockholders of the Company have advanced funds to support its operations. As of December 31, 2014 and 2013, the outstanding balance of advanced funds was $89,000 and $37,000, respectively. The advances are due on demand and do not bear interest. On May 19, 2015, the Company and the debt holders agreed to settle the balance of the debt in exchange for one unit of Atlas.

On August 15, 2014, the Company issued two promissory notes to two investors, each in the principal amount of $250,000. The notes bore a 16% annual interest rate and were to mature at the earlier of the sale of the Company or December 31, 2018. On May 20, 2015, the Company and the note holders agreed to settle 50% of their respective balances outstanding under the note in consideration for the issuance of 317,229 shares of the Company's common stock to each of the note holders.

On May 4, 2015, Epic LLC entered into a contribution agreement with Epic Corp. pursuant to which Epic LLC contributed all of its assets to Epic Corp. in exchange for the issuance of an aggregate of 24,083,493 shares of the common stock of Epic Corp.

On May 21, 2015, Epic LLC and its members executed a conversion and liquidation agreement converting all units of Epic LLC into Class A Units, which in turn were converted into an aggregate of 24,083,493 shares of the common stock of Epic Corp. Upon execution of the conversion and liquidation agreement, the members of Epic LLC authorized its manager to take action as needed to dissolve Epic LLC.

As of May 21, 2015, the Company had declared and unpaid dividends totaling $74,687 due to Class C Unit holders. These unpaid dividends were settled through the issuance of an aggregate of 131,449 shares of common stock of Epic Corp. in connection with the contribution of all of the assets of Epic LLC to Epic Corp.

On June 3, 2015, the Company issued an aggregate of 3,000,000 shares of common stock to nine current stockholders of the Company for aggregate consideration of $3,000.

On June 24, 2015, the Company entered into, and closed, a share exchange agreement dated June 24, 2015, among BE AT, the Company and the stockholders of the Company (the "Exchange Agreement"), pursuant to which BE AT acquired all of the Company's 27,083,493 issued and outstanding shares of common stock from the Company's stockholders in consideration for the issuance of an aggregate of: (i) 47,903,927 shares of BE AT's common stock, on the basis of 1.76875 BE AT shares for each share of the Company's common stock, and (ii) 2,764,457 warrants, each of which is exercisable into one share of BE AT's common stock at a price of $0.424 per share until June 24, 2018. As a result of the closing of the Exchange Agreement, the Company became a wholly-owned subsidiary of BE AT.

In connection with the closing of the Exchange Agreement, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was converted into units of BE AT at a deemed conversion price of $0.3675 per unit. Each unit consisted of one share of common stock in the capital of BE AT and one warrant, each of which is exercisable into one share of common stock of BE AT at a price of $0.424 until June 24, 2018.

In connection with the closing of the Exchange Agreement, BE AT experienced a change of control as four new directors, all of whom are directors of the Company, were appointed to BE AT's board, all of BE AT's prior management resigned and were replaced by management nominated by the Company, and former stockholders of the Company were issued shares of BE AT's common stock that constituted approximately 58.1% of BE AT's issued and outstanding shares, on an undiluted basis, at the time of closing of the Exchange Agreement. As a result, BE AT determined to treat the acquisition of the Company as a reverse merger and recapitalization for accounting purposes, with the Company as the acquirer for accounting purposes.